Share-Based Compensation - Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	238,172,411	324,058,389	287,099,713
Number of options, Granted	11,680,440	9,549,320	110,582,949
Number of options, Forfeited	(13,663,347)	(35,826,066)	(36,543,665)
Number of options, Exercised	(49,481,875)	(59,609,232)	(37,080,608)
Number of options, Ending balance	186,707,629	238,172,411	324,058,389	287,099,713
Number of options, Exercisable	122,866,944
Weighted average exercise price, Beginning balance	$ 0.0527	$ 0.0407	$ 0.0448
Weighted average exercise price, Granted	0.0250	0.0250	0.0250
Weighted average exercise price, Forfeited	0.0250	0.0252	0.0254
Weighted average exercise price, Exercised	0.0146	0.0252	0.0248
Weighted average exercise price, Ending balance	$ 0.0468	$ 0.0527	$ 0.0407	$ 0.0448
Weighted average remaining contractual life, balance	11 years 21 days	11 years 5 months 12 days	11 years 1 month 9 days	11 years 11 months 26 days
Aggregate intrinsic value,Balance	$ 51,225	$ 34,839	$ 53,820	$ 91,942
Aggregate intrinsic value, Exercisable	$ 33,710